Equity (Details) - Schedule of accumulated other comprehensive income (loss) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (7,716)	$ (7,753)
Other comprehensive income (loss) before reclassifications	(910)	291
Amounts reclassified from accumulated other comprehensive loss	(663)	(505)
Other comprehensive income (loss)	(1,573)	(214)
Balance	(9,289)	(7,967)
Net Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(10)	(627)
Other comprehensive income (loss) before reclassifications	(299)	1,689
Amounts reclassified from accumulated other comprehensive loss	(663)	(505)
Other comprehensive income (loss)	(962)	1,184
Balance	(972)	557
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(7,706)	(7,126)
Other comprehensive income (loss) before reclassifications	(611)	(1,398)
Amounts reclassified from accumulated other comprehensive loss
Other comprehensive income (loss)	(611)	(1,398)
Balance	$ (8,317)	$ (8,524)